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UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549
FORM N-Q
QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED MANAGEMENT
INVESTMENT COMPANY
Investment Company Act file number 811-06364
Invesco Van Kampen Ohio Quality Municipal Trust

(Exact name of registrant as specified in charter)
1555 Peachtree Street, N.E., Atlanta, Georgia 30309

(Address of principal executive offices) (Zip code)
Colin D. Meadows 1555 Peachtree Street, N.E., Atlanta, Georgia 30309

(Name and address of agent for service)
Registrant’s telephone number, including area code: (713) 626-1919
Date of fiscal year end: 10/31
Date of reporting period: 01/31/11

Item 1. Schedule of Investments.

Invesco Van Kampen Ohio Quality
Municipal Trust
Quarterly Schedule of Portfolio Holdings
January 31, 2011

invesco.com/us	VK-CE-OHQM-QTR-1 01/11	Invesco Advisers, Inc.

Schedule of Investments
January 31, 2011
(Unaudited)

Par
Amount
(000)	Description	Coupon	Maturity	Value

	Municipal Bonds 117.3% Ohio 108.3%
$335	Akron Bath and Copley Jt Twp Hosp Dist Rev, OH Fac Summa Hosp, Ser A	5.375%	11/15/18	$335,087
700	Akron OH Var Purp, Ser B	5.000	12/01/31	674,079
400	Allen Cnty, OH Hosp Fac Rev Catholic Hlthcare, Ser C (f)(g)	0.260	03/02/11	400,000
1,000	American Muni Pwr OH Inc Hydroelec Pjs, Ser C	5.000	02/15/20	1,041,150
3,000	American Muni Pwr OH Inc Prairie St Energy Campus Proj A (AGL Insd)	5.250	02/15/19	3,296,340
1,000	Athens Cnty, OH Hosp Fac Rev Impt O’Bleness Mem Rfdg, Ser A	7.125	11/15/33	932,740
1,000	Bowling Green, OH Student Hsg Rev Cfp I LLC St Univ Proj	5.750	06/01/31	905,500
2,500	Buckeye, OH Tob Settlement Fin Auth Asset Bkd Sr Turbo, Ser A-2	5.875	06/01/47	1,646,750
700	Centerville, OH Hlthcare Rev Bethany Lutheran Vlg Proj, Ser A	6.000	11/01/38	566,370
1,510	Cleveland, OH Arpt Sys Rev, Ser A (AGM Insd)	5.000	01/01/31	1,382,511
1,000	Cleveland, OH Purp, Ser A (AGL Insd)	5.000	12/01/29	994,500
1,000	Cleveland, OH Rfdg (AGM Insd)	5.500	10/01/19	1,142,730
1,000	Cleveland-Cuyahoga Cnty, OH Port Auth Rev Student Hsg Euclid Ave Fenn Proj (AMBAC Insd)	5.000	08/01/28	804,310
See accompanying notes which are an integral part of this schedule.
Invesco Van Kampen Ohio Quality Municipal Trust

Par
Amount
(000)	Description	Coupon	Maturity	Value

	Ohio (continued)
$1,480	Columbus, OH City Sch Dist Sch Fac Constr & Impt	5.000%	12/01/24	$1,543,921
1,000	Columbus, OH City Sch Dist Sch Fac Constr & Impt	5.000	12/01/26	1,020,770
500	Cuyahoga Cnty, OH Econ Dev Rev Med Mart Ctr, Ser F	5.000	12/01/27	497,715
395	Cuyahoga Cnty, OH Hlthcare & Indpt Living Fac Rev Eliza Jennings Sr Care, Ser A	5.750	05/15/27	341,387
1,000	Cuyahoga Cnty, OH Hlthcare Fac Rev Mtg Menorah Pk Ctr Wiggins Proj	6.800	02/15/35	853,770
1,000	Dayton, OH Arpt Rev Rfdg, Ser C (Radian Insd) (AMT)	5.350	12/01/32	890,210
2,400	Erie Cnty, OH Hosp Fac Rev Firelands Regl Med Ctr, Ser A	5.625	08/15/32	2,120,400
500	Finneytown, OH Loc Sch Dist (NATL Insd)	6.200	12/01/17	577,415
1,000	Franklin Cnty, OH Hlthcare Fac Rev Impt Presbyterian Svcs, Ser A	5.625	07/01/26	941,020
1,000	Franklin Cnty, OH Hlthcare Fac Rev OH Presbyterian, Ser A (Prerefunded @ 7/01/11)	7.125	07/01/29	1,036,780
2,145	Groveport, OH Inc Tax Rcpt (NATL Insd)	5.000	12/01/20	2,240,903
1,250	Hamilton Cnty, OH Hlthcare Rev Life Enriching Cmnty Proj Rfdg, Ser A	5.000	01/01/37	998,000
4,750	Hamilton Cnty, OH Sales Tax Sub Cap Apprec, Ser B (AMBAC Insd)	*	12/01/23	2,369,015
See accompanying notes which are an integral part of this schedule.
Invesco Van Kampen Ohio Quality Municipal Trust

Par
Amount
(000)	Description	Coupon	Maturity	Value

	Ohio (continued)
$1,000	Hamilton Cnty, OH Student Hsg Rev Rfdg Stratford Heights Proj Univ Cincinnatti (AGM Insd)	5.000%	06/01/30	$949,990
1,000	Hamilton Cnty, OH Swr Sys Rev Impt Metro Swr Dist, Ser B (NATL Insd)	5.000	12/01/30	1,001,850
1,000	Harrison, OH Wastewtr Sys & Impt Rfdg (AGM Insd)	5.250	11/01/20	1,053,750
1,000	Kent State Univ OH Univ Rev Gen Rcpt, Ser B (AGL Insd)	5.000	05/01/28	989,100
670	Kent State Univ OH Univ Rev Gen Rcpt, Ser B (AGL Insd)	5.000	05/01/27	670,623
8,000	Lakewood, OH City Sch Dist Sch Impt Rfdg (AGM Insd) (a)	4.500	12/01/31	7,412,160
1,500	Lorain Cnty, OH Hosp Rev Catholic Hlthcare, Ser S	5.375	10/01/30	1,423,980
5,840	Lorain Cnty, OH Hosp Rev Fac Catholic, Ser H (AGL Insd) (a)	5.000	02/01/24	5,814,070
500	Lorain Cnty, OH Port Auth Recovery Zone Fac Rev US Steel Corp Proj	6.750	12/01/40	492,365
1,000	Lucas Cnty, OH Hlthcare Fac Rev Luthern Homes Rfdg & Impt, Ser A	7.000	11/01/45	964,590
1,000	Lucas Cnty, OH Hlthcare Fac Rev Sunset Retirement Rfdg, Ser A	6.375	08/15/15	1,010,260
1,000	Medina, OH Sch Dist Ctf Partn Sch Fac Proj (AGL Insd)	5.250	12/01/31	1,004,450
1,000	Miami Cnty, OH Hosp Fac Upper Vly Med Ctr Impt & Rfdg	5.250	05/15/26	944,260
See accompanying notes which are an integral part of this schedule.
Invesco Van Kampen Ohio Quality Municipal Trust

Par
Amount
(000)	Description	Coupon	Maturity	Value

	Ohio (continued)
$1,000	Miamisburg, OH City Sch Dist Sch Fac Constr & Impt (AGL Insd)	5.000%	12/01/29	$1,001,540
1,000	Middleburg Heights, OH Southwest Genl Hlth Ctr (AGM Insd)	5.625	08/15/15	1,003,150
1,000	Montgomery Cnty, OH Hlthcare & Multifamily Hsg Rev Rfdg & Impt St Leonard	6.375	04/01/30	921,630
7,500	Montgomery Cnty, OH Rev Catholic Hlth, Ser C-1 (AGM Insd) (a)	5.000	10/01/41	6,777,750
1,100	Montgomery Cnty, OH Rev Miami Valley Hosp, Ser A	6.250	11/15/33	1,125,124
500	Montgomery Cnty, OH Rev Miami Valley Hosp, Ser B (b)(g)	5.250	11/15/14	535,725
1,340	Norwood, OH Tax Increment Rev Fin Cornerstone at Norwood	6.200	12/01/31	1,040,162
1,500	Ohio Hsg Fin Agy Cap Fd Rev, Ser A (AGM Insd)	5.000	04/01/27	1,510,575
155	Ohio Hsg Fin Agy Mtg Rev Residential, Ser A (GNMA Collateralized) (AMT)	5.250	09/01/30	147,475
1,350	Ohio Hsg Fin Agy Multi Family Hsg Rev Mtg Covenant, Ser C (GNMA Collateralized) (AMT)	5.850	09/20/28	1,394,239
5,550	Ohio Hsg Fin Agy Single Family Mtg Rev (FGIC Insd) (c)	*	01/15/15	5,130,253
1,000	Ohio Hsg Fin Agy Single Family Mtg Rev (FGIC Insd) (Prerefunded @ 1/15/14)	*	01/15/15	868,830
See accompanying notes which are an integral part of this schedule.
Invesco Van Kampen Ohio Quality Municipal Trust

Par
Amount
(000)	Description	Coupon	Maturity	Value

	Ohio (continued)
$5,850	Ohio Hsg Fin Agy Single Family Mtg Rev (FGIC Insd) (Prerefunded @ 7/15/14)	*	01/15/15	$5,282,725
1,000	Ohio Muni Elec Generation Agy Jt Venture 5 Ctf Ben Int (NATL Insd)	*	02/15/30	318,540
7,500	Ohio St Air Quality Dev Auth Rev Dayton Pwr (BHAC Insd) (AMT) (a)	4.800%	09/01/36	6,669,450
625	Ohio St Air Quality Dev Auth Rev First Energy Generation, Ser A (AGM Insd)	5.700	08/01/20	628,188
750	Ohio St Air Quality Dev Auth Rev Pollutn Ctl First Energy Rfdg, Ser C	5.625	06/01/18	789,757
1,500	Ohio St Air Quality Dev Auth Rev Rfdg Columbus Southn Pwr Co, Ser B (b)(g)	5.800	12/01/19	1,490,430
1,380	Ohio St Bldg Auth Adult Correct Blgd, Ser A	5.000	10/01/27	1,383,119
430	Ohio St Dept of Tran Ctf Part Panhandle Rail Line Proj (AGM Insd)	6.500	04/15/12	431,922
10,000	Ohio St Higher Ed Fac Commn Rev Hosp Univ, Ser A (BHAC Insd) (a)	4.750	01/15/46	8,791,800
600	Ohio St Higher Ed Fac Commn Summa Hlth Sys -2010 Proj	5.750	11/15/40	537,396
2,000	Ohio St Hosp Fac Rev Cleveland Clinic Hlth, Ser B	5.500	01/01/34	1,971,720
See accompanying notes which are an integral part of this schedule.
Invesco Van Kampen Ohio Quality Municipal Trust

Par
Amount
(000)	Description	Coupon	Maturity	Value

	Ohio (continued)
$2,710	Ohio St Hsg Fin Agy Residential Mtg Rev Mtg Bkd Sec Pgm, Ser F (GNMA Collateralized) (a)	5.500%	09/01/39	$2,736,748
2,000	Ohio St Rfdg Com Schs, Ser B	5.000	09/15/20	2,211,020
1,000	Ohio St Tpk Commn Tpk Rev Rfdg, Ser A	5.000	02/15/31	994,340
1,000	Ohio St Univ Gen Rcpt, Ser A (Prerefunded @ 12/01/12)	5.000	12/01/26	1,080,500
1,000	Ohio St Univ Gen Rcpt, Ser D	5.000	12/01/30	1,006,830
700	Ohio St Wtr Dev Auth Solid Allied Waste NA Inc Proj, Ser A (AMT)	5.150	07/15/15	707,847
1,000	Ross Cnty, OH Hosp Rev Rfdg Fac Adena Hlth Sys (AGC Insd)	5.750	12/01/35	1,007,110
1,820	Summit Cnty, OH	5.250	12/01/22	1,945,598
1,395	Summit Cnty, OH	5.250	12/01/23	1,483,220
1,000	Toledo, OH Rfdg Ltd Tax Purp Impt (AGM Insd)	5.000	12/01/28	985,430
1,500	Toledo, OH City Sch Dist Sch Fac Impt, Ser B (NATL Insd)	5.000	12/01/27	1,502,250
1,805	Toledo-Lucas Cnty, OH Port Auth Crocker Pk Pub Impt Proj	5.375	12/01/35	1,443,820
500	Tuscarawas Cnty, OH Hosp Fac Rev Twin City Hosp Proj (d)(j)	6.100	11/01/22	299,020
250	Tuscarawas Cnty, OH Hosp Fac Twin City Hosp Proj (d)(j)	6.350	11/01/37	149,510
1,000	University Cincinnati OH Gen Rcpt, Ser C (AGL Insd)	5.000	06/01/28	1,001,350
750	University Cincinnati OH Gen Rcpt, Ser F	5.000	06/01/34	693,570
See accompanying notes which are an integral part of this schedule.
Invesco Van Kampen Ohio Quality Municipal Trust

Par
Amount
(000)	Description	Coupon	Maturity	Value

	Ohio (continued)
$1,000	Vandalia Butler, OH City Sch Dist Montgomery Cnty Sch Impt	5.000%	12/01/29	$989,710

				123,274,194

	Guam 1.3%
850	Guam Govt Ltd Oblig Rev Sect 30, Ser A	5.625	12/01/29	820,752
410	Guam Govt Wtrwks Auth Wtr & Wastewtr Sys Rev	5.625	07/01/40	357,089
335	Guam Pwr Auth Rev, Ser A	5.500	10/01/40	313,202

				1,491,043

	Puerto Rico 4.0%
500	Puerto Rico Comwlth Infrastructure Fin Auth Spl Tax Rev Rfdg, Ser C (AMBAC Insd)	5.500	07/01/27	472,595
500	Puerto Rico Elec Pwr Auth Pwr Rev, Ser CCC	5.250	07/01/27	482,905
1,000	Puerto Rico Elec Pwr Auth Pwr Rev, Ser WW	5.000	07/01/28	931,650
350	Puerto Rico Elec Pwr Auth Pwr Rev, Ser XX	5.750	07/01/36	338,642
600	Puerto Rico Sales Tax Fin Corp Conv Cap Apprec, Ser A (e)	0.000/6.250	08/01/33	403,512
2,500	Puerto Rico Sales Tax Fin Corp Sales Tax Rev Cap Apprec, Ser A	*	08/01/34	530,100
385	Puerto Rico Sales Tax Fin Corp Sales Tax Rev First Sub, Ser A	5.375	08/01/39	354,789
See accompanying notes which are an integral part of this schedule.
Invesco Van Kampen Ohio Quality Municipal Trust

Par
Amount
(000)	Description	Coupon	Maturity	Value

	Puerto Rico (continued)
$1,000	Puerto Rico Sales Tax Fin Corp Sales Tax Rev First Sub, Ser A (Prerefunded @ 8/01/11) (b)(g)	5.000%	08/01/11	$1,023,320

				4,537,513

	U.S. Virgin Islands 3.7%
1,000	Virgin Islands Pub Fin Auth Rev Gross Rcpt Taxes Ln Nt, Ser A	6.375	10/01/19	1,010,500
700	Virgin Islands Pub Fin Auth Rev Matching Fd Ln Diago, Ser A	6.750	10/01/19	748,461
750	Virgin Islands Pub Fin Auth Rev Matching Fd Ln Nt Sr Lien, Ser A	5.000	10/01/29	696,608
810	Virgin Islands Pub Fin Auth Rev Sub Matching Fd Ln Nt, Ser A	6.000	10/01/39	800,094
1,000	Virgin Islands Wtr & Pwr Auth Elec Sys Rev, Ser A	5.000	07/01/22	972,830

				4,228,493

Total Investments (h) 117.3%
(Cost $136,115,575)	133,531,243

Floating Rate Note and Dealer Trust Obligations Related to Securities Held (18.7%)
(Cost ($21,265,000))
(21,265) Notes with interest rates ranging from 0.30% to 0.39% at 01/31/11 and contractual maturities of collateral ranging from 02/01/24 to 01/15/46 (See Note 1 D)(i).	(21,265,000)

Other Assets in Excess of Liabilities 32.1%	36,566,194

Preferred Shares (30.7%)	(35,000,000)

Net Assets Applicable to Common Shares 100.0%	$113,832,437

See accompanying notes which are an integral part of this schedule.
Invesco Van Kampen Ohio Quality Municipal Trust

Percentages are calculated as a percentage of net assets applicable to common shares.
     Investment Abbreviations:
AGC — AGC Insured Custody Certificates
AGL — Assured Guaranty Ltd.
AGM — Assured Guaranty Municipal Corp.
AMBAC — AMBAC Indemnity Corp.**
AMT — Alternative Minimum Tax
BHAC — Berkshire Hathaway Assurance Corp.
FGIC — Financial Guaranty Insurance Co.
GNMA — Government National Mortgage Association
NATL — National Public Finance Guarantee Corp.
Radian — Radian Asset Assurance

Notes to Schedule of Investments:

*	Zero coupon bond

(a)	Underlying security related to Special Purpose Trusts entered into by the Trust. See Note 1(D).

(b)	Interest or dividend rate is redetermined periodically. Rate shown is the rate in effect on January 31, 2011.

(c)	Escrowed to Maturity

(d)	Defaulted security. Currently, the issuer is partially or fully in default with respect to interest payments. The aggregate value of these securities at January 31, 2011 was $448,530, which represented 0.39% of the Trust’s Net Assets.

(e)	Step coupon bond. The interest rate represents the coupon rate at which the bond will accrue at a specified future date.

(f)	Demand security payable upon demand by the Trust at a specified time intervals no greater than thirteen months. Interest rate is redetermined periodically. Rate shown is the rate in effect on January 31, 2011.

(g)	Security has an irrevocable call by the issuer or mandatory put by the holder. Maturity date reflects such call or put.

(h)	This table provides a listing of those entities that have either issued, guaranteed, backed or otherwise enhanced the credit quality of more than 5% of the securities held in the portfolio. In instances where the entity has guaranteed, backed or otherwise enhanced the credit quality of a security, it is not primarily responsible for the issuer’s obligations but may be called upon to satisfy the issuer’s obligations.

Entities	Percentage
Assured Guaranty Municipal Corp.	20.45%
Berkshire Hathaway Assurance Corp.	13.58%
Assured Guaranty Ltd.	12.98%
Financial Guaranty Insurance Co.	9.91%
See accompanying notes which are an integral part of this schedule.
Invesco Van Kampen Ohio Quality Municipal Trust

(i)	Floating rate note obligations related to securities held. The interest rates shown reflect the rates in effect at January 31, 2011. At January 31, 2011, the Trust’s investments with a value of $38,201,978 are held by the Dealer Trusts and serve as collateral for the $21,265,000 in floating rate note and dealer trust obligations outstanding at that date.

(j)	Non-income producing security.

**	AMBAC filed for bankruptcy on November 8, 2010.
See accompanying notes which are an integral part of this schedule.
Invesco Van Kampen Ohio Quality Municipal Trust

Notes to Quarterly Schedule of Portfolio Holdings
January 31, 2011
(Unaudited)
NOTE 1 — Significant Accounting Policies
A.	Security Valuations — Securities, including restricted securities, are valued according to the following policy.
     Securities are fair valued using an evaluated quote provided by an independent pricing service approved by the Board of Trustees. Evaluated quotes provided by the pricing service may be determined without exclusive reliance on quoted prices and may reflect appropriate factors such as institution-size trading in similar groups of securities, yield, quality, coupon rate, maturity, type of issue, individual trading characteristics and other market data. Short-term obligations, including commercial paper, having 60 days or less to maturity are recorded at amortized cost which approximates value. Securities with a demand feature exercisable within one to seven days are valued at par. Debt securities are subject to interest rate and credit risks. In addition, all debt securities involve some risk of default with respect to interest and principal payments.
     Securities for which market quotations either are not readily available or are unreliable are valued at fair value as determined in good faith by or under the supervision of the Trust’s officers following procedures approved by the Board of Trustees. Some of the factors which may be considered in determining fair value are fundamental analytical data relating to the investment; the nature and duration of any restrictions on transferability or disposition; trading in similar securities by the same issuer or comparable companies; relevant political, economic or issuer specific news; and other relevant factors under the circumstances.
     Valuations change in response to many factors including the historical and prospective earnings of the issuer, the value of the issuer’s assets, general economic conditions, interest rates, investor perceptions and market liquidity. Because of the inherent uncertainties of valuation, the values reflected in the financial statements may materially differ from the value received upon actual sale of those investments.
B.	Securities Transactions and Investment Income — Securities transactions are accounted for on a trade date basis. Realized gains or losses on sales are computed on the basis of specific identification of the securities sold. Interest income is recorded on the accrual basis from settlement date. Dividend income (net of withholding tax, if any) is recorded on the ex-dividend date. Bond premiums and discounts are amortized and/or accreted for financial reporting purposes.
     The Trust may periodically participate in litigation related to Trust investments. As such, the Trust may receive proceeds from litigation settlements. Any proceeds
Invesco Van Kampen Ohio Quality Municipal Trust

received are included in the Statement of Operations as realized gain (loss) for investments no longer held and as unrealized gain (loss) for investments still held.
     Brokerage commissions and mark ups are considered transaction costs and are recorded as an increase to the cost basis of securities purchased and/or a reduction of proceeds on a sale of securities. Such transaction costs are included in the determination of net realized and unrealized gain (loss) from investment securities reported in the Statement of Operations and the Statement of Changes in Net Assets and the net realized and unrealized gains (losses) on securities per share in the Financial Highlights. Transaction costs are included in the calculation of the Trust’s net asset value and, accordingly, they reduce the Trust’s total returns. These transaction costs are not considered operating expenses and are not reflected in net investment income reported in the Statement of Operations and Statement of Changes in Net Assets, or the net investment income per share and ratios of expenses and net investment income reported in the Financial Highlights, nor are they limited by any expense limitation arrangements between the Trust and the investment adviser.
C.	Country Determination — For the purposes of making investment selection decisions and presentation in the Schedule of Investments, the investment adviser may determine the country in which an issuer is located and/or credit risk exposure based on various factors. These factors include the laws of the country under which the issuer is organized, where the issuer maintains a principal office, the country in which the issuer derives 50% or more of its total revenues and the country that has the primary market for the issuer’s securities, as well as other criteria. Among the other criteria that may be evaluated for making this determination are the country in which the issuer maintains 50% or more of its assets, the type of security, financial guarantees and enhancements, the nature of the collateral and the sponsor organization. Country of issuer and/or credit risk exposure has been determined to be the United States of America, unless otherwise noted.

D.	Inverse Floating Rate Obligations — The Trust may invest in inverse floating rate securities, such as Residual Interest Bonds (“RIBs”) or Tender Option Bonds (“TOBs”) for investment purposes and to enhance the yield of the Trust. Inverse floating rate investments tend to underperform the market for fixed rate bonds in a rising interest rate environment, but tend to outperform the market for fixed rate bonds when interest rates decline or remain relatively stable. Such transactions may be purchased in the secondary market without first owning the underlying bond or by the sale of fixed rate bonds by the Trust to Special Purpose Trusts established by a broker dealer (“Dealer Trusts”) in exchange for cash and residual interests in the Dealer Trusts’ assets and cash flows, which are in the form of inverse floating rate obligations. The Dealer Trusts finance the purchases of the fixed rate bonds by issuing floating rate notes to third parties and allowing the Trust to retain residual interest in the bonds. The floating rate notes issued by the Dealer Trusts have interest rates that reset weekly and the floating rate note holders have the option to tender
Invesco Van Kampen Ohio Quality Municipal Trust

their notes to the Dealer Trusts for redemption at par at each reset date. The residual interests held by the Trust (inverse floating rate investments) include the right of the Trust (1) to cause the holders of the floating rate notes to tender their notes at par at the next interest rate reset date, and (2) to transfer the municipal bond from the Dealer Trusts to the Trust, thereby collapsing the Dealer Trusts.
     TOBs are presently classified as private placement securities. Private placement securities are subject to restrictions on resale because they have not been registered under the Securities Act of 1933, as amended or are otherwise not readily marketable. As a result of the absence of a public trading market for these securities, they may be less liquid than publicly traded securities. Although these securities may be resold in privately negotiated transactions, the prices realized from these sales could be less than those originally paid by the Trust or less than what may be considered the fair value of such securities.
     The Trust accounts for the transfer of bonds to the Dealer Trusts as secured borrowings, with the securities transferred remaining in the Trust’s investment assets, and the related floating rate notes reflected as Trust liabilities under the caption Floating rate note and dealer trust obligations on the Statement of Assets and Liabilities. The Trust records the interest income from the fixed rate bonds under the caption Interest and records the expenses related to floating rate obligations and any administrative expenses of the Dealer Trusts under the caption Interest expense on the Statement of Operations.
     The Trust generally invests in inverse floating rate obligations that include embedded leverage, thus exposing the Trust to greater risks and increased costs. The primary risks associated with inverse floating rate obligations are varying degrees of liquidity and the changes in the value of such securities in response to changes in market rates of interest to a greater extent than the value of an equal principal amount of a fixed rate security having similar credit quality, redemption provisions and maturity which may cause the Trust’s net asset value to be more volatile than if it had not invested in inverse floating rate investments. In certain instances, the short-term floating rate interests created by the special purpose trust may not be able to be sold to third parties or, in the case of holders tendering (or putting) such interests for repayment of principal, may not be able to be remarketed to third parties. In such cases, the special purpose trust holding the long-term fixed rate bonds may be collapsed. In the case of RIBs or TOBs created by the contribution of long-term fixed income bonds by the Trust, the Trust will then be required to repay the principal amount of the tendered securities. During times of market volatility, illiquidity or uncertainty, the Trust could be required to sell other portfolio holdings at a disadvantageous time to raise cash to meet that obligation.
Invesco Van Kampen Ohio Quality Municipal Trust

E.	Securities Purchased on a When-Issued and Delayed Delivery Basis — The Trust may purchase and sell interests in portfolio securities on a when-issued and delayed delivery basis, with payment and delivery scheduled for a future date. No income accrues to the Trust on such interests or securities in connection with such transactions prior to the date the Trust actually takes delivery of such interests or securities. These transactions are subject to market fluctuations and are subject to the risk that the value at delivery may be more or less than the trade date purchase price. Although the Trust will generally purchase these securities with the intention of acquiring such securities, they may sell such securities prior to the settlement date.

F.	Other Risks — The value of, payment of interest on, repayment of principal for and the ability to sell a municipal security may be affected by constitutional amendments, legislative enactments, executive orders, administrative regulations, voter initiatives and the economics of the regions in which the issuers are located.
     Since, many municipal securities are issued to finance similar projects, especially those relating to education, health care, transportation and utilities, conditions in those sectors can affect the overall municipal securities market and a Fund’s investments in municipal securities.
     There is some risk that a portion or all of the interest received from certain tax-free municipal securities could become taxable as a result of determinations by the Internal Revenue Service.
NOTE 2 — Additional Valuation Information
Generally Accepted Accounting Principles (“GAAP”) defines fair value as the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date, under current market conditions. GAAP establishes a hierarchy that prioritizes the inputs to valuation methods giving the highest priority to readily available unadjusted quoted prices in an active market for identical assets (Level 1) and the lowest priority to significant unobservable inputs (Level 3) generally when market prices are not readily available or are unreliable. Based on the valuation inputs, the securities or other investments are tiered into one of three levels. Changes in valuation methods may result in transfers in or out of an investment’s assigned level:
Level 1 —	Prices are determined using quoted prices in an active market for identical assets.

Level 2 —	Prices are determined using other significant observable inputs. Observable inputs are inputs that other market participants may use in pricing a security. These may include quoted prices for similar securities, interest rates, prepayment speeds, credit risk, yield curves, loss severities, default rates, discount rates, volatilities and others.
Invesco Van Kampen Ohio Quality Municipal Trust

Level 3 —	Prices are determined using significant unobservable inputs. In situations where quoted prices or observable inputs are unavailable (for example, when there is little or no market activity for an investment at the end of the period), unobservable inputs may be used. Unobservable inputs reflect the Trust’s own assumptions about the factors market participants would use in determining fair value of the securities or instruments and would be based on the best available information.
     The following is a summary of the tiered valuation input levels, as of January 31, 2011. The level assigned to the securities valuations may not be an indication of the risk or liquidity associated with investing in those securities. Because of the inherent uncertainties of valuation, the values reflected in the financial statements may materially differ from the value received upon actual sale of those investments.
     During the three months ended January 31, 2011, there were no significant transfers between investment levels.

	Level 1	Level 2	Level 3	Total

Municipal Securities	$—	$133,531,243	$—	$133,531,243

NOTE 3 — Investment Securities
The aggregate amount of investment securities (other than short-term securities, U.S. Treasury obligations and money market funds, if any) purchased and sold by the Fund during the three months ended January 31, 2011 was $5,546,085 and $3,858,158 respectively. Cost of investments on a tax basis includes the adjustments for financial reporting purposes as of the most recently completed Federal income tax reporting period-end.

Unrealized Appreciation (Depreciation) of Investment Securities on a Tax Basis

Aggregate unrealized appreciation of investment securities	$3,483,808

Aggregate unrealized (depreciation) of investment securities	(6,121,437)

Net unrealized appreciation (depreciation) of investment securities	$(2,637,629)

Cost of investments for tax purposes is $136,168,872.
Invesco Van Kampen Ohio Quality Municipal Trust

Item 2. Controls and Procedures.
(a)	As of March 21, 2011, an evaluation was performed under the supervision and with the participation of the officers of the Registrant, including the Principal Executive Officer (“PEO”) and Principal Financial Officer (“PFO”), to assess the effectiveness of the Registrant’s disclosure controls and procedures, as that term is defined in Rule 30a-3(c) under the Investment Company Act of 1940 (“Act”), as amended. Based on that evaluation, the Registrant’s officers, including the PEO and PFO, concluded that, as of March 21, 2011, the Registrant’s disclosure controls and procedures were reasonably designed so as to ensure: (1) that information required to be disclosed by the Registrant on Form N-Q is recorded, processed, summarized and reported within the time periods specified by the rules and forms of the Securities and Exchange Commission; and (2) that material information relating to the Registrant is made known to the PEO and PFO as appropriate to allow timely decisions regarding required disclosure.

(b)	There have been no changes in the Registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the Act) that occurred during the Registrant’s last fiscal quarter that have materially affected, or are reasonably likely to materially affect, the Registrant’s internal control over financial reporting.
Item 3. Exhibits.
Certifications of PEO and PFO as required by Rule 30a-2(a) under the Investment Company Act of 1940.

SIGNATURES
Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the Registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.
Registrant: Invesco Van Kampen Ohio Quality Municipal Trust

By:	/s/ Colin Meadows
Colin Meadows
Principal Executive Officer
Date: April 1, 2011
Pursuant to the requirements of the Securities and Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the Registrant and in the capacities and on the dates indicated.

By:	/s/ Colin Meadows
Colin Meadows
Principal Executive Officer
Date: April 1, 2011

By:	/s/ Sheri Morris
Sheri Morris
Principal Financial Officer
Date: April 1, 2011

EXHIBIT INDEX
Certifications of Principal Executive Officer (“PEO”) and Principal Financial Officer (“PFO”) as required by Rule 30a-2(a) under the Investment Company Act of 1940, as amended.